CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Capital reserves [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2017	$ 1,985	$ 17,270	$ 2,415	$ 695	$ (18,906)	$ 3,459
Balance, shares at Dec. 31, 2017	2,028,552
Stock-based compensation				56		56
Transaction with controlling shareholder				49		49
Comprehensive income (loss):
Foreign currency translation adjustments			(75)			(75)
Net Income (loss)					(2,607)	(2,607)
Balance at Dec. 31, 2018	$ 1,985	17,270	2,340	800	(21,513)	882
Balance, shares at Dec. 31, 2018	2,028,552
Issuance of shares in rights offering, net	$ 1,979	1,313				3,292
Issuance of Share capital in rights offering, net, shares	2,351,716
Stock-based compensation				141		141
Transaction with controlling shareholder				22		22
Comprehensive income (loss):
Foreign currency translation adjustments			139			139
Net Income (loss)					1,793	1,793
Balance at Dec. 31, 2019	$ 3,964	18,583	2,479	963	(19,720)	$ 6,269
Balance, shares at Dec. 31, 2019	4,380,268					4,380,268
Issuance of shares in rights offering, net	$ 1,332	4,263				$ 5,595
Issuance of Share capital in rights offering, net, shares	1,460,089
Stock-based compensation				121		121
Comprehensive income (loss):
Foreign currency translation adjustments			674			674
Net Income (loss)					2,608	2,608
Balance at Dec. 31, 2020	$ 5,296	$ 22,846	$ 3,153	$ 1,084	$ (17,112)	$ 15,267
Balance, shares at Dec. 31, 2020	5,840,357					5,840,357